Harding, Loevner Funds, Inc.

President's Letter


                                                       								June 22, 1997



Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders for the periods ended April 30, 1997 (unaudited).

We greatly appreciate your participation in the Harding, Loevner Funds. We welcome the opportunity to discuss the objectives and results of our funds. Please do not hesitate to contact us with questions or comments regarding this report, or for assistance in general.



                                                   Sincerely,



                                           								David R. Loevner
                                           								President

Harding, Loevner Funds, Inc.

Table of Contents


Performance Information and
    Statements of Net Assets
    -  International Equity Portfolio............................1
    -  Global Equity Portfolio...................................5
    -  Multi-Asset Global Portfolio..............................9

Statements of Operations........................................13


Statements of Changes in Net Assets.............................14


Financial Highlights............................................15


Notes to Financial Statements...................................17


Harding, Loevner Funds, Inc.

International Equity Portfolio
April 30, 1997 (Unaudited)


Graph: Comparison of change in value of $10,000 investment in International
       Equity Portfolio, the MSCI World EX-USA Index (Net Dividends reinvested) and the Lipper International Equity Fund Index


Harding, Loevner Funds, Inc.

International Equity Portfolio - Statement of Net Assets
April 30, 1997 (Unaudited)


                                                        Shares       		 Value
Long-Term Investments - 91.5%

Common Stock - 88.7%

Argentina - 1.0%
	Quilmes Industrial SA - ADR (Foods/Beverages)		        75,600 		 $   841,050
	Quilmes Industrial SA (Foods/Beverages)		             290,600 	    2,688,050

                                                                    3,529,100
Bermuda - 1.0%
	PartnerRe Holdings Ltd. (Insurance)		                 105,300 	    3,540,713


Canada - 2.0%
	Imperial Oil Ltd. (Oil/Gas)		                         152,000 	    6,935,000

France - 5.3%
	Financiere et Industrielle Gaz et Eaux
   (Diversified Holdings)		                             17,050 	    7,538,171
	Michelin (CGDE) - Class B (Manufacturing)		           199,748 	   11,162,338

                                                                   18,700,509

Germany - 8.9%
	Bayer AG (Chemicals)		                                284,000 	   11,300,953
	Daimler-Benz AG (Automotive)		                        111,000 	    8,244,066
	Deutsche Bank AG (Financial)		                        196,000 	   10,346,174
	Hornbach Baumarkt AG (Retail)		                        33,500 	    1,064,106
	Muenchener Rueckversicherung AG (Insurance)		             215 	      520,892

                                                                   31,476,191

Hong Kong - 8.1%
	Hong Kong & China Gas Co., Ltd.
   (Distribution-Oil/Gas)		                          4,742,400 	    7,530,534
	HSBC Holdings p.l.c. (Financial)		                    152,000 	    3,846,114
	Hutchison Whampoa Ltd. (Diversified Holdings)		     1,489,000 	   11,053,124
	Johnson Electric Holdings Ltd. (Electrical
   Equipment)		                                      2,354,020 	    6,381,929

                                                                   28,811,701

Japan - 13.5%
	Atlantis Japan Growth Fund (Investment Company)*		    631,000 	    4,259,250
	Canon, Inc. (Office Equipment)		                      420,000 	    9,958,251
	Hirose Electric (Electrical Equipment)		              127,000 		   6,942,733
	Honda Motor Co. Ltd. (Automotive)		                   240,000 		   7,448,602
	Mitsubishi Heavy Industries Ltd. (Aerospace)		      1,440,000 		   9,505,475
	Nippondenso Co. Ltd. (Electrical Equipment)		         420,000 		   9,561,244

                                                                   47,675,555


                                                   			 Shares       		 Value
Malaysia - 3.4%
	Nestle Berhad (Foods/Beverages)		                     585,000 		  $4,568,127
	Sime Darby Berhad (Diversified Holdings)		          2,400,000 	    7,410,359

                                                                   11,978,486

Netherlands - 10.6%
	IHC Caland NV (Transportation)		                      125,000 	    6,172,998
	ING Groep NV (Financial)		                            179,500 	    7,049,153
	Royal Dutch Petroleum Co. - ADR (Oil/Gas)		            90,500 	   16,312,625
	Wolters Kluwer NV (Publishing)		                       69,000 	    8,178,696

                                                                   37,713,472
					Norway - 1.9%
	Norsk Hydro AS - ADR (Oil/Gas)		                      141,133 	    6,915,517

Singapore - 5.2%
	Acer Computer International Ltd. (Computers)		        560,000 	      963,200
	Courts Ltd. (Retail)		                                605,000 	      765,664
	Development Bank of Singapore - Foreign
  Registered Shares (Financial)		                      842,000 		  10,015,491
	Keppel Corp. Ltd. (Transportation)		                1,548,750 	    6,747,666

                                                                   18,492,021

South Africa - 2.0%
	LibLife Strategic Investments Ltd.
  (Diversified Holdings)		                           1,906,995      7,251,258

Spain - 3.1%
	Banco Intercontinental Espanol (Financial)		           73,500 	   10,971,652

Sweden - 14.0%
	Astra AB - Bearer Shares (Pharmeceuticals)		          243,700 	    9,680,871
	ABB AG - Registered Shares (Engineering)		             50,700 	   11,831,148
	Nestle SA - ADR (Foods/Beverages)		                   186,000 	   11,298,049
	Novartis AG (Pharmeceuticals)		                         6,050 	    7,981,726
	SGS Societe Generale de Surveillance
  Holding SA - Bearer Shares (Commercial Services)	      2,400 	    4,972,826
	SGS Societe Generale de Surveillance Holding SA -
  Registered Shares (Commercial Services)		             10,000      3,892,663

                                                                   49,657,283

Thailand - 1.9%
	The Siam Cement Co., Ltd. (Manufacturing/
   Distribution)		                                     246,000 	    6,597,701


United Kingdom - 6.8%
	Railtrack Group p.l.c. (Transportation/Rail)		        363,000 	    2,743,841
	Rentokil Group p.l.c. (Commercial Services)	 	      1,575,000 	   10,345,027
	Rio Tinto p.l.c. (Mining)		                           698,000 	   11,090,440

                                                                   24,179,308

		Total Common Stock - (Cost - $301,736,861)			                   314,425,467



                                                   			 Shares 		      Value

Rights & Warrants - 0.0%
	Acer Computer Int'l Ltd. Warrants Expiring
  7/31/01 (Singapore)*	                                112,000		$      35,242
	Atlantis Japan Growth Fund Warrants Expiring
  4/30/10 (Japan)*	                                     53,000		       40,890
	Daimler Benz AG Rights Expiring
  5/13/97 (Germany)*	                                  111,000		        9,616
		Total - (Cost - $43,680)		                                           85,748

		                                                   Face Amount
Convertible Bonds - 2.8%
	Bangkok Bank Public Co., 3.250% due 3/3/04
  (Thailand)		                                     $ 7,900,000 		   7,307,500
	Far East Levingston Ship, 1.500% due 5/02/01
  (Singapore)		                                      3,340,000 		   2,705,400
		Total - (Cost - $11,581,010)			                                  10,012,900

							Total Long-Term Investments -
        (Cost - $313,361,551)			                                  324,524,115

Cash Equivalents - 8.2%
	Investors Bank & Trust Company Repurchase
  Agreement, 4.93% due 5/1/97#; Issued
  4/30/97 (Collateralized by various	FHLMCs,
  FNMAs, and GNMAs) (Cost - $29,035,656)	           29,035,656 	   29,035,656

		Total Investments - 99.7% (Cost - $342,397,207)			              353,559,771


Other Assets Net of Liabilities - 0.3%
	Foreign currency holdings (Cost - $884,810)				                      874,422
	Receivable for Capital Stock sold				                                123,143
	Other assets				                                                   1,313,074
	Payable to Investment Adviser				                                    (23,603)
	Other liabilities				                                             (1,163,766)
		Other assets and liabilities, net			                              1,123,270

Net Assets - 100.0%
	Applicable to 29,991,813 outstanding $.001
  par value shares	(authorized 500,000,000 shares) 			 $          354,683,041

		Net Asset Value, Offering and Redemption Price
   Per Share			                                        $                11.83


Components of Net Assets as of April 30, 1997
  were as follows:
	 Capital Stock at par value ($.001)	              			 $               29,992
	Capital Stock in excess of par value				                         342,821,365
	Undistributed investment income, net				                             470,355
	Accumulated net realized gain				                                    205,463
	Net unrealized appreciation on investments
   and on assets and liabilities denominated
   in foreign currencies			                                        11,155,866
					                                                  $          354,683,041


* 	Non-income producing security
# 	Security, or a portion thereof, is segregated for partially paid shares
ADR 	American Depositary Receipt

                                            See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
April 30, 1997 (Unaudited)


Graph: Comparison of change in value of $10,000 investment in Global Equity
       Portfolio, the MSCI World Index (Net Dividends Reinvested) and the Lipper Global Equity Fund Index.


Harding, Loevner Funds, Inc.

Global Equity Portfolio - Statement of Net Assets
April 30, 1997 (Unaudited)


                                                      Shares        Value

Long-Term Investments - 92.7%

Common Stock - 83.9%

Argentina - 1.0%
	Quilmes Industrial SA (Foods/Beverages)		           50,000 		    $   462,500
	Quilmes Industrial SA - ADR (Foods/Beverages)		     20,000 	         222,500

                                                                      685,000

Bermuda - 1.2%
	PartnerRe Holdings Ltd. (Insurance)		               25,000 	         840,625

France - 2.5%
	Financiere et Industrielle Gaz et Eaux
  (Diversified Holdings)		                            3,977 	       1,758,317

Germany - 4.3%
	Daimler-Benz AG (Automotive)		                      20,000 	       1,485,417
	Deutsche Bank AG (Financial)		                      30,000 	       1,583,598

                                                                    3,069,015

Hong Kong - 7.0%
	Hong Kong & China Gas Co., Ltd.
  (Distribution-Oil/Gas)		                          900,000 	       1,429,125
	Hutchison Whampoa Ltd.
  (Diversified Holdings)		                          300,000 	       2,226,956
	Johnson Electric Holdings Ltd.
  (Electrical Equipment)		                          500,000 	       1,355,538

                                                                    5,011,619

Japan - 6.5%
	Atlantis Japan Growth Fund
  (Investment Company)*		                           100,000 	         675,000
	Canon, Inc. (Office Equipment)		                    50,000 	       1,185,506
	Honda Motor Co. Ltd. (Automotive)		                 46,000 	       1,427,649
	Mitsubishi Heavy Industries Ltd. (Aerospace)		     200,000 	       1,320,205

                                                                    4,608,360
Malaysia - 2.2%
	Nestle Berhad (Foods/Beverages)		                  100,000 	         780,876
	Sime Darby Berhad (Diversified Holdings)		         250,000 	         771,912

                                                                    1,552,788

Netherlands - 5.5%
	Royal Dutch Petroleum Co. - ADR (Oil/Gas)		         15,000 	       2,703,750
	Wolters Kluwer NV (Publishing)		                    10,000 	       1,185,318

                                                                    3,889,068
Singapore - 1.0%
	Keppel Corp. Ltd. (Transportation)		               187,500 	         816,909

South Africa - 1.1%
	LibLife Strategic Investments Ltd.
  (Diversified Holdings)		                          196,957 	         748,920


                                                 			 Shares         		 Value

Sweden - 2.2%
	Investor AB - Class B (Investment Company)		        35,000 		 $    1,530,957

Switzerland - 7.3%
	ABB AG - Registered Shares (Engineering)		           7,000 	       1,633,492
	Nestle SA - ADR (Foods/Beverages)		                 30,000 	       1,822,266
	SGS Societe Generale de Surveillance
  Holding SA - Registered Shares (Commercial
  Services)		                                         4,500 	       1,751,698

                                                                    5,207,456

Thailand - 1.1%
	The Siam Cement Co., Ltd. (Manufacturing
  /Distribution)		                                   30,000 	         804,598

United Kingdom - 4.9%
	Railtrack Group p.l.c. (Transportation/Rail)		      75,000 	         566,909
	Rentokil Group p.l.c. (Commercial Services)		      200,000 		      1,313,654
	Rio Tinto p.l.c. (Mining)		                        100,000 		      1,588,888

                                                                    3,469,451

United States - 36.1%
	Abbott Laboratories (Health Care)		                 35,000 	       2,135,000
	Airgas, Inc. (Manufacturing/Distribution)*		        50,000 	         743,750
	Allied Capital Corp. (Investment Company)		         39,285 	         604,007
	Allied Signal, Inc. (Aerospace/Defense)		           10,000 	         722,500
	Boeing Co. (Aerospace/Defense)		                    15,000 	       1,479,375
	Colgate-Palmolive Co. (Consumer Products)		         15,000 	       1,665,000
	Deere & Co. (Manufacturing)		                       25,000 	       1,150,000
	Dover Corp. (Manufacturing)		                       40,000 	       2,120,000
	Electronic Data Systems Corp. (Computer Services)   30,000 	       1,001,250
	Exxon Corp. (Oil/Gas)		                             40,000 	       2,265,000
	FNMA (Financial)		                                  40,000 	       1,645,000
	Motorola, Inc. (Electronics)         		             20,000 	       1,145,000
	Schlumberger, Ltd. (Oil/Gas)		                      20,000 	       2,215,000
	ServiceMaster LP (Commercial Service)		             45,000 	       1,389,375
	Thermo Electron Corp. (Manufacturing)*		            60,000  	      2,070,000
	Union Pacific Corp. (Transportation/Rail)		         25,000 	       1,593,750
	Union Pacific Resources Group, Inc. (Oil/Gas)		     21,173 	         574,318
	Wrigley (WM) Jr. Co. (Foods/Confectionery)		        20,000 	       1,165,000

                                                                   25,683,325

		Total Common Stock - (Cost - $45,214,608)		          	           59,676,408

Rights & Warrants - 0.1%
	Atlantis Japan Growth Fund Warrants Expiring
  4/30/10 (Japan)*	                                  16,000		          12,344
	Daimler Benz AG Rights Expiring
  5/13/97 (Germany)*	                                20,000		           1,733
	Scania AB Warrants Expiring
  6/4/99 (Sweden)*	                                  30,000		          30,798
		  Total - (Cost - $212,335)                                       			44,875

Fixed Income - 8.7%	                            		 Face Amount

Argentina - 1.9%
	Republic of Argentina FRN, 6.625%
  due 3/31/05		                             $     1,455,000 		      1,334,963

                                               			 Face Amount       		 Value

Thailand - 1.9%
	Bangkok Bank Public Co. CVT,
  3.250% due 3/3/04		                       $     1,500,000 	     $ 1,387,500

United States - 4.9%
	JP Morgan Co. FRN, 4.00% due 2/15/12		           1,000,000           972,507
	Rockefeller Center Property CVT,
 0.000% due 12/31/00		                              650,000 	         424,125
	U.S. Treasury Note, 6.125% due 5/31/97		         1,000,000 	       1,000,311
	U.S. Treasury Note, 8.750% due 8/15/00		         1,000,000         1,066,250

                                                                    3,463,193

		Total Fixed Income - (Cost - $5,637,149)			                       6,185,656

		Total Long-Term Investments -
   (Cost - $51,064,092)			                                         65,906,939

Cash Equivalents  - 7.1%
	Investors Bank & Trust Company Repurchase
  Agreement, 4.93% due 5/1/97#; Issued
  4/30/97 (Collateralized by $5,100,699 par
		of Federal Home Loan Mortgage Corp. ARM,
  7.787% due 3/1/24, value $5,292,092)
  (Cost - $5,039,984)	                            5,039,984 		      5,039,984


		Total Investments - 99.8% (Cost - $56,104,076)			                70,946,923


Other Assets Net of Liabilities - 0.2%
	Other assets				                                                     257,915
	Payable to Investment Adviser				                                    (30,030)
	Other liabilities				                                               (113,421)
		Other assets and liabilities, net			                                114,464


Net Assets - 100.0%
	Applicable to 3,982,099 outstanding
  $.001 par value shares
		(authorized 500,000,000 shares)		                     	 $        71,061,387

		Net Asset Value, Offering and Redemption
   Price Per Share			                                     $             17.85



Components of Net Assets as of April 30, 1997
  were as follows:
	Capital Stock at par value ($.001)				                   $             3,982
	Capital Stock in excess of par value			                          	53,717,326
	Undistributed investment income, net				                             242,540
 Accumulated net realized gain				                                  2,255,383
	Net unrealized appreciation on investments
  and on	assets and liabilities denominated
  in foreign currencies		                                         	14,842,156

                                                    					 $        71,061,387


*	  Non-income producing security
# 	 Security, or a portion thereof, is segregated
    for partially paid shares
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
CVT Convertible Bond
FRN Floating Rate Note

                                             See Notes to Financial Statements


Harding, Loevner Funds, Inc.

Multi-Asset Global Portfolio
April 30, 1997 (Unaudited)


Graph: Comparison of change in value of $10,000 investment in Multi-Asset
       Global Portfolio, The Customized Global Balanced Index* and the Lippper Global Fund Index.


Harding, Loevner Funds, Inc.

Multi-Asset Global Portfolio - Statement of Net Assets
April 30, 1997 (Unaudited)



                                                      			 Shares      		 Value
Long-Term Investments - 92.7%

Common Stock - 60.4%

Argentina - 0.5%
	Quilmes Industrial SA (Foods/Beverages)		                1,500 		$    13,875
	Quilmes Industrial SA - ADR (Foods/Beverages)		            750 		      8,348

                                                                       22,223
Bermuda - 1.0%
	PartnerRe Holdings Ltd. (Insurance)		                    1,400 		     47,075

France - 3.0%
	Financiere et Industrielle Gaz et Eaux
  (Diversified Holdings)		                                  200 		     88,424
	Michelin (CGDE) - Class B (Manufacturing)		                800 		     44,706

                                                                      133,130
Germany - 4.0%
	Bayer AG (Chemicals)		                                   2,000 		     79,584
	Deutsche Bank AG (Financial)		                           1,900       100,295

                                                                      179,879
Hong Kong - 3.4%
	HSBC Holdings p.l.c. (Financial)		                       2,000 		     50,607
	Hutchison Whampoa Ltd. (Diversified Holdings)		         14,000 		    103,924

                                                                      154,531
Japan - 4.5%
	Atlantis Japan Growth Fund
  (Investment Company)*		                                 3,600 		     24,300
	Canon, Inc. (Office Equipment)		                         2,000 		     47,420
	Honda Motor Co. Ltd. (Automotive)		                      2,000 		     62,072
	Mitsubishi Heavy Industries Ltd. (Aerospace)		          10,000 		     66,010

                                                                      199,802
Malaysia - 0.8%
	Sime Darby Berhad (Diversified Holdings)		              11,000 		     33,964

Netherlands - 3.6%
	Royal Dutch Petroleum Co. - ADR (Oil/Gas)		                900 		    162,225

Singapore - 1.1%
	Keppel Corp. Ltd. (Transportation)		                    11,250 		     49,015

Sweden - 2.4%
	Investor AB - Class B (Investment Company)		             2,500 		    109,354

Switzerland - 6.5%
	ABB AG - Registered Shares (Engineering)		                 420 		     98,010
	Nestle SA - ADR (Foods/Beverages)		                      1,600 		     97,187
	SGS Societe Generale de Surveillance
   Holding SA - Registered Shares (Commercial
   Services)		                                              250 		     97,317

                                                                      292,514
Thailand - 0.7%
	The Siam Cement Co., Ltd. (Manufacturing
  /Distribution)		                                        1,100 		     29,502


                                                     			 Shares 	    	 Value

United  Kingdom - 2.9%
	Rentokil Group p.l.c. (Commercial Services)		            8,100 		  $  53,203
	Rio Tinto p.l.c. (Mining)		                              4,800 		     76,267

                                                                      129,470
United States - 26.0%
	Abbott Laboratories (Pharmeceuticals)		                  1,500 		     91,500
	Allied Capital Corp. (Manufacturing)		                   3,013 		     46,325
	Boeing Co. (Aerospace/Defense)		                           600        59,175
	Colgate-Palmolive Co. (Consumer Products)		                900 		     99,900
	Deere & Co. (Manufacturing)		                            1,700 		     78,200
	Dover Corp. (Manufacturing)		                            2,200 		    116,600
	Electronic Data Systems Corp. (Computer Services)		        900 		     30,038
	Exxon Corp. (Oil/Gas)		                                  2,400 		    135,900
	FNMA (Financial)		                                       2,500 		    102,813
	Motorola, Inc. (Electronics)		                             600 		     34,350
	Royce OTC Micro-Cap Trust, Inc. (Investment Company)		   5,000 		     40,625
	Schlumberger, Ltd. (Oil/Gas)		                             800 		     88,600
	Thermo Electron Corp. (Manufacturing)*		                 2,500 		     86,250
	U.S. West, Inc.Telecommunications)		                     1,300 		     45,662
	Union Pacific Corp. (Transportation/Rail)		              1,100 		     70,124
	Wrigley (WM) Jr. Co. (Foods/Confectionery)		               700 		     40,774

                                                                    1,166,836

		Total Common Stock - (Cost - $2,589,970)			                       2,709,520

Warrants - 0.1%
	Atlantis Japan Growth Fund Warrants
  Expiring 4/30/10 (Japan)*			                                            309
	Scania AB Warrants Expiring 6/4/99 (Sweden)*			                        2,053
		Total  (Cost - $2,710)			                                             2,362

Fixed Income - 32.2%
			                                               Face Amount (a)
Argentina - 5.0%
	Republic of Argentina FRN, 6.625% due
  3/31/05		                                       $     242,500 		    222,494

Germany - 2.8%
	Bundesrepublic Deutschland, 6.7500% due
  4/22/03                                    DEM 		     200,000 		    124,920

Singapore - 0.7%
	Far East Levingston Ship CVT., 1.500%
  due 5/02/01 		                                         40,000 		     32,400

South Africa - 0.9%
	Republic of South Africa, 12.000%
  due 2/28/05                                ZAR		      200,000      		39,389

Thailand - 1.7%
	Bangkok Bank Public Co. CVT, 3.250%
  due 3/3/04		                                           82,000 		     75,850


                                                  			Face Amount       	Value

United States - 21.1%
	Capital Cities/ABC, Inc., 8.750%
  due 8/15/21		                                  $       25,000 		 $   27,910
	GNMA Pool #390577,  7.0 % due 6/15/09		                115,498 		    114,885
	GNMA, 8.000% due 8/15/07		                              16,721 		     16,967
	GNMA, 8.500% due 5/15/18		                              22,398 		     23,147
	GNMA, 9.500% due 9/20/20		                              14,504 		     15,460
	GPA Delaware, Inc., 8.750% due 12/15/98		               50,000 		     50,500
	Rockefeller Center Property CVT, 0.000%
  due 12/31/00		                                        100,000 		     65,250
	U.S. Treasury Note, 6.125% due 5/31/97		                50,000 		     50,016
	U.S. Treasury Note, 6.375% due 5/15/99		               150,000 		    150,189
	U.S. Treasury Note, 8.750% due 8/15/00		               125,000 		    133,280
	U.S. Treasury Note, 7.875% due 8/15/01		                25,000 		     26,211
	U.S. Treasury Note, 7.000% due 7/15/06		                75,000 		     76,219
	U.S. Treasury Inflation Index Note, 3.375%
  due 1/15/07		                                         200,208 		    196,828

                                                                      946,862

		Total Fixed Income - (Cost - $1,459,840)			                       1,441,915

		Total Long-Term Investments - (Cost - $4,052,520)			              4,153,797


Cash Equivalents  - 7.1%
	Investors Bank & Trust Company Repurchase
  Agreement, 4.93% due 5/1/97; Issued
  4/30/97 (Collateralized by $498,000
		par of Federal Home Loan Mortgage Corp.
  Pool # G10263, 8.00% due 9/1/09, value
  $335,429) (Cost - $319,103)	                         319,103        319,103

		Total Investments - 99.8% (Cost - $4,371,623)			                  4,472,900

Other Assets Net of Liabilities -  0.2%
	Unrealized appreciation on forward contracts				                       2,428
	Other assets				                                                      29,460
	Payable to Investment Adviser				                                       (986)
	Other liabilities				                                                (19,946)
		Other assets and liabilities, net			                                 10,956

Net Assets - 100.0%
	Applicable to 424,407 outstanding $.001 par
  value shares
		(authorized 500,000,000 shares)			                            $   4,483,856

		Net Asset Value, Offering and Redemption Price
   Per Share			                                                 $       10.56

Components of Net Assets as of April 30, 1997
  were as follows:
	Capital Stock at par value ($.001)				                         $         424
	Capital Stock in excess of par value				                           4,307,378
	Undistributed investment income, net				                              34,432
	Accumulated net realized gain				                                     37,909
	Net unrealized appreciation on investments and on
		assets and liabilities denominated in foreign currencies			         103,713
					                                                           $   4,483,856


*	Non-income producing security
(a)	Currency shown in U.S. Dollars unless otherwise indicated
ADR   American Depositary Receipt
CVT   Convertible Bond
DEM  Deutschemark
FRN   Floating Rate Note
ZAR   South African Rand

                                             See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations
April 30, 1997 (Unaudited)



                                            Global Equity    Multi-Asset Global
                        International	     	  Portfolio          Portfolio
                       Equity Portfolio     For the Period     For the Period
                      For the Six Months       From               From
                    Ended April 30, 1997   	Dec. 1, 1996*  		  Nov. 1, 1996*
                                          to April 30, 1997  to April 30, 1997

Investment Income
Interest						             $  657,002 		      $  192,871 	   	     $   47,644
Dividends (net of
 withholding taxes
 of $275,704,
 $30,387 and $1,575,
 respectively)    					     1,841,285 	          463,079 	   	         24,016
	Total investment income				2,498,287 	          655,950 		            71,660

Expenses
Investment advisory fees				1,124,182            288,019 		            19,804
Administration fees						     224,836             43,203 		             2,960
Custodian fees						          154,719             24,510 		             6,837
Shareholder recordkeeping
 fees						                    21,392 		           6,565 		               758
Legal fees						                5,000              4,545 		               375
Audit fees						               12,083 		           9,091 		            10,000
Directors' fees and
 expenses						                12,600 		           4,200 		                86
Insurance expense						         7,899              1,530 		                 -
State registration filing
 fees						                     5,523 		             533 		               533
SEC filing fees					          	33,214	           	16,415              		1,305
Organizational costs						     11,436 	            3,812 		                 -
Other fees and expenses						  10,420 		           3,007 		               915

	Total operating expenses			1,623,304 		         405,430 		            43,573

Waiver of investment
 advisory fee				            (124,399)		         (45,406)             (18,818)

	Net operating expenses					1,498,905            360,024 		            24,755

Investment Expense						        9,238              4,076 		               363

	Total expenses					        1,508,143 	          364,100 		            25,118

Investment income, net						  990,144 		         291,850 		            46,542

Realized and unrealized
 gain (loss) on
 investments and foreign
 currency-related
 transactions
Net realized gain from
 investments						            304,294 		       2,241,813 		            31,543
Net realized gain (loss)
 from foreign currency-
	related transactions		       (98,831)		          13,570	              	6,366
Net unrealized appreciation
 (depreciation) on
	investments		              2,460,638       		(1,645,603)	           	101,277
Net unrealized appreciation
 (depreciation) on
	translation of assets
 and liabilities
	denominated in foreign
 currencies		                  (1,657)	            	(691)		             2,436

Realized and unrealized
 gain on investments and
 foreign	currency-related
 transactions               2,664,444            609,089              141,622

Net increase in net
 assets resulting from
 operations						       $   3,654,588 		      $  900,939 		        $  188,164



*Commencement of Operations
                                             See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets
For the Periods Ended





                              International Equity          Global Equity            Multi-Asset Global
                                  Portfolio                    Portfolio                  Portfolio
                     For the Six              For the Ten   For the Period From      For the Period From
                        Months                Months Ended   Dec. 1, 1996*              Nov. 1, 1996*
                     Ended April 30, 1997     Oct. 31, 1996  to April 30, 1997        to April 30, 1997
                          (Unaudited)                          (Unaudited)                 (Unaudited)


Increase in Net
Assets from Operations
Investment income, net   $  990,144           $  1,541,518     $  291,850                $ 46,542

Net realized gain from
 investments and foreign
 currency-related
 transactions               205,463              2,679,097      2,255,383                  37,909

Net unrealized
 appreciation
 (depreciation) on
 investments
 and on translation
 of assets and
 liabilities denominated
 in foreign currencies    2,458,981              4,804,186     (1,646,294)                 103,713

Net increase in net
 assets resulting
 from operations          3,654,588              9,024,801         900,939                 188,164

Distributions to
 Shareholders from
 Investment income,
 net                         59,386              1,541,518          49,310                  12,110

In excess of investment
income, net                       -                649,872               -                       -

Net realized gain from
 investments and
 foreign currency-
 related transactions             -              2,144,787               -                       -

Total distributions          59,386              4,336,177          49,310                  12,110

Capital Share
Transactions, Net       109,730,603            168,942,060      70,209,758               4,307,802

Total increase in
net assets              113,325,805            173,630,684      71,061,387               4,483,856

Net Assets
  Beginning of
  period                241,357,236             67,726,552               -                       -

End of period        $  354,683,041         $  241,357,236  $   71,061,387          $    4,483,856

Undistributed
 (Distributions
 in excess of)
Investment Income,
 Net                 $      470,355         $     (460,403) $      242,540          $       34,432


* Commencement of Operations
                                            See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights
April 30, 1997 (Unaudited)




                                     International Equity Portfolio

		            			          	For the 	        	For the
				                       Six Months     		Ten Months  		For the Year 		For the Period
              	          			 Ended           		Ended		       Ended 	        	Ended
                    				April 30, 1997 		  Oct. 31, 1996		Dec. 31, 1995 		Dec. 31, 1994*

Per Share Data
 Net asset value,
 beginning of period				 $   11.61 		        $    10.77 		 $    9.71 		     $   10.00

Increase (Decrease)
 in Net Assets
 from Operations
Investment income, net		      0.16 		              0.08         0.10 		          0.04

Net realized and
 unrealized gain (loss)
	on investments and
 foreign currency-related
 transactions			              0.06 		              0.97 		      1.06 		         (0.29)

	Net increase (decrease)
 from investment operations			0.22 		              1.05 		      1.16 		         (0.25)

Distributions to
 Shareholders from
Investment income, net	    			0.00 	(c)	           0.08 		      0.10 		          0.03

In excess of investment
 income, net				                 -   		            0.03 		         -   		           -

Net realized gain from
 investments	and foreign
 currency-related
	transactions			                 -   		            0.10 		         -   		           -

Temporary overdistribution
 of net realized gain on
 investments	and foreign
 currency-related
 transactions			                 -   		               - 	 	        - 		           0.01

	Total distributions		       	0.00 	(c)	           0.21         0.10 		           0.04

Net asset value,
 end of period				      $    11.83 		       $     11.61 		   $ 10.77 		      $    9.71

Total Return              				1.92%	(b)	           9.81%	(b)	  11.99%		          (2.47%)	(b)

Ratios/Supplemental
 Data
Net assets, end of
 period				          $ 354,683,041      		 $ 241,357,236 		 $ 67,726,552 		  $ 8,903,878

Ratio of net
 operating
 expenses to
 average	net
 assets                  	    1.00%	(a)          	   1.00%	(a)    	0.99%		           0.95%	(a)

Ratio of total
 expenses to average
	net assets                   1.01%	(a)	             1.00%	(a)	    0.99%		            0.95%	(a)

Ratio of investment
 income, net to average
 net assets	                  0.66%	(a)	             1.29%	(a)    	1.30%		             1.13%	(a)

Decrease reflected in
 above expense ratios
	due to waiver of
 investment advisory
	and administration fees
 and	reimbursement of
 other expenses	              0.08%	(a)	              0.14%	(a)	   0.54%		             1.33%	(a)

Portfolio turnover				          13%	(b)                	17%	(b)     	28%		               27%	(b)

Average Commission
 Rate Paid**	        			 $  0.0361 	  	           $  0.0229         		N/A	               	N/A


(a)  Annualized
(b)  Not Annualized
(c)  Rounds to less than $0.01
*    Commencement of Operations was May 11, 1994
** Represents total commissions paid on portfolio equity securities divided by the total number of shares purchased or sold on which commissions were charged. This disclosure is required by the SEC beginning in 1996.

                                           See Notes To Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights
April 30, 1997 (Unaudited)



                  				                 Global Equity 	     	Multi-Asset Global
                                         Portfolio	             Portfolio
                                  				For the Period 		      For the Period
                                 				December 1, 1996* to 	November  1, 1996**
                                  				April 30, 1997		       April 30, 1997

Per Share Data
Net asset value, beginning of
 period				                           $     17.58 	(a)	      $      10.00

Increase in Net Assets from
 Operations
Investment income, net				                   0.06                    0.08

Net realized and unrealized gain
 on	investments and foreign
 currency-related	transactions 			           0.22 		                 0.51

	Net increase from investment
   operations                             			0.28 		                 0.59

Distributions to Shareholders from
Investment income, net				                   0.01 		                 0.03

Net asset value, end of period				$         17.85 		            $   10.56

Total Return				                            1.61%	(b)	               5.90%	(b)

Ratios/Supplemental Data
Net assets, end of period				     $    71,061,387 		            $ 4,483,856

Ratio of net operating
 expenses to average net
 assets				                                 1.25%	(c)	               1.25%	(c)

Ratio of total expenses to
 average net assets	                        1.26%	(c)	               1.27%	(c)

Ratio of investment income,
 net to average net assets              				1.01%	(c)	               2.37%	(c)

Decrease reflected in above
 expense ratios due to waiver
 of investment advisory fees            				0.16%	(c)	               0.95%	(c)

Portfolio turnover	                        			17%	(b)	                 12%	(b)

Average Commission Rate Paid **				 $      0.0288 		                0.0570


(a)  The beginning Net Asset
     Value of the Portfolio was
     equal to the total Net
     Asset Value of the outstanding
     Partnership Units of Harding,
     Loevner Management, LPs Global
     Equity Limited Partnership
     ("GELP") as of November 30, 1996
     ($1,758 divided by 100).
(b)  Not Annualized
(c)  Annualized
*    Commencement of Operations was
     December 1, 1996 following a tax
     free merger with GELP which was formed on
     September 27, 1991
**   Commencement of Operations
***  Represents total commissions paid on
     portfolio equity securities divided
     by the total number of shares purchased
     or sold on which commissions were charged.


                                             See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements
April 30, 1997 (Unaudited)


1. Organization

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has four Portfolios, three of which were active as of April 30, 1997. The three active Portfolios are: International Equity Portfolio ("International Equity"); Global Equity Portfolio ("Global Equity"); and Multi-Asset Global Portfolio ("Multi-Asset Global"). International Equity, previously the HLM International Equity Portfolio of the AMT Capital Fund, Inc. (the "AMT Capital Portfolio"), commenced investment operations on May 11, 1994. Effective as of the close of business on October 31, 1996, the AMT Capital Portfolio merged into International Equity pursuant to shareholder approval of the tax-free reorganization. Global Equity commenced operations on December 1, 1996 following a tax-free merger with Harding, Loevner Management, LP's - Global Equity LP ("GELP"). Multi-Asset Global commenced operations on November 1, 1996. The Fund is managed by Harding, Loevner Management, L.P. (the "Investment Adviser"). The Funds organizational costs are being amortized by the International Equity and Global Equity Portfolios.

2. Summary of Significant Accounting Policies

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Fund amortizes discount or premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

Valuation

All investments in the Fund are valued daily at their market price, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available and illiquid securities are valued by the Board of Directors. As of April 30, 1997, there were no securities in the Fund which required valuation by the Board of Directors.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among the Portfolios' based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Fund to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, are normally distributed on an annual basis.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with the income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital stock in excess of par.

During the ten months ended October 31, 1996, the AMT Capital Portfolio reclassified $184,775 between distributions in excess of investment income and accumulated net realized gain on investments and foreign currency-related transactions. This reclassification had no effect on net investment income, net realized gains and losses, and net assets.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rate. At April 30, 1997, International Equity, Global Equity and Multi-Asset Global had balances of $3,690, ($691) and $8, respectively of net unrealized appreciation and depreciation related to the changes in the exchange rate in the value of other assets and liabilities excluding foreign currency and forward foreign currency contracts and investments.

Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Investment Advisory Agreement and Affiliated Transactions

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. In addition, the Fund has an administration agreement with AMT Capital Services, Inc., which assists in managing and supervising all aspects of the Portfolios other than investment advisory activities. The advisory fee and administration fees are computed daily at an annual rate of .75% and .15%, respectively, of the average daily net assets of International Equity, and 1.00% and .15%, respectively, for each of Global Equity and Multi-Asset Global. The Investment Adviser has voluntarily agreed to reduce their fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.00%, 1.25%, and 1.25%, respectively, of the average daily net assets of International Equity, Global Equity and Multi-Asset Global.

Directors' fees and expenses of $10,500 were paid for the six months ended April 30, 1997 to directors who are not employees of the Investment Adviser.

4. Investment Transactions

Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the periods ended April 30, 1997 were as follows for each of the Portfolios:

                         Purchase Cost of              Proceeds from Sales of
Portfolio             Investment Securities             Investment Securities

International Equity       $ 127,473,788                      $ 36,151,157
Global Equity                 10,967,687                        12,358,539
Multi-Asset Global             4,478,683                           457,538

The components of net unrealized appreciation on investments at April 30, 1997 for each of the Portfolios were as follows:

                  				Unrealized           		Unrealized
Portfolio	          	Appreciation	         	Depreciation    		           Net

International
 Equity	          	  $ 23,983,874		        $ 12,821,310	          $ 11,162,564
Global Equity				      17,084,741	            2,241,894		            14,842,847
Multi-Asset Global	       221,695	           	  120,418	           	   101,277

The cost of securities owned by the Portfolios at April 30, 1997 for Federal tax purposes was substantially the same as for financial statement purposes.

5. Forward Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolio.

At April 30, 1997 Multi-Asset Global had the following outstanding forward foreign exchange contracts:


Contract  								                                            	 Unrealized
 Amount 	       		          	     	 Cost 	         	 Value 	   Appreciation

Forward Foreign Exchange
 Sell Contracts
 200,000 		German Deutschemark 			 $  118,343 		  $  115,915 		 $   2,428


The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. There were no open foreign exchange contracts to buy or sell currency on the spot markets as of April 30, 1997.

6. Capital Share Transactions

Transactions in capital stock for International Equity were as follows for the periods indicated:

          				              Six Months Ended         Ten Months Ended
				                        April 30, 1997          October 31, 1996
                      				Shares 		   Amount		     Shares       Amount

Shares sold         9,529,234	  	$ 113,580,785    14,950,392 	  	$ 174,317,309
Shares issued
 related to
 reinvestment
 of dividends				       3,525 		        43,005 	    301,338		        3,510,073
                				9,532,759	    	113,623,790 		15,251,730 	     	177,827,382

Shares redeemed   				326,077     		 3,893,187     	755,840        		8,885,322
Net increase			    	9,206,682		 $  109,730,603 		14,495,890		 $    168,942,060

Transactions in capital stock for Global Equity were as follows for the period indicated:

                      				   For the Period December 1, 1996*
				                                  to  April 30, 1997
                            		Shares	                    Amount

Shares issued related
 to acquisition of GELP     	3,866,979        	  $       67,981,491
Shares sold				                174,092                    3,254,903
Shares issued related to
 reinvestment of dividends  		   2,220 	                     38,964
                         				4,043,291                   71,275,358
Shares redeemed			             	61,192                    1,065,600
Net increase				             3,982,099	          $       70,209,758

* Commencement of operations

Transactions in capital stock for Multi-Asset Global were as follows for the period indicated:

                            				For the Period November 1, 1996
	                                  			to April 30, 1997*
	                           			Shares	                    Amount

Shares sold				               423,237	           $      4,295,692
Shares issued related
 to reinvestment	of
 dividends				                  1,170	                     12,110
                          				424,407                  	4,307,802
Shares redeemed				                 -	                          -
Net increase				              424,407	           $      4,307,802

* Commencement of operations was November 1, 1996

7. Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government Securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S.
Government securities purchases U.S. Government securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase transactions, such Portfolio will maintain, in a segregated account with its custodian, securities equal in value to those subject to the agreement.

At April 30, 1997, the International Equity Portfolio entered into a repurchase agreement which was collateralized by the following securities:

Collateral		                            Par Value	             	Market Value
FHLMC Libor FRN 1499 FD, 6.750%
 due 4/15/23		                          $5,000,000		              $4,527,051
FHLMC Libor FRN 1642 FA, 6.900%
 due 11/15/23		                          2,000,000		               1,889,792
FHLMC COF FRN 1633 FH, 5.959%
 due 6/15/23		                           3,730,000	             	  3,447,304
FNMA CMT FRN G92-5 FA, 6.515%
 due 1/25/22		                           4,500,000		               4,454,842
FNMA Libor FRN 92-177 F, 6.86875%
 due 10/25/22		                          6,000,000		               6,204,444
FNMA Libor  FRN G92-65 FA, 6.769%
 due 11/25/22		                          3,000,000             		  1,549,944
FNMA COF FRN 93-129 FA, 5.759%
 due 1/25/08		                           6,500,000		               3,700,576
FNMA Libor FRN 96-40 FB, 6.81875
 due 6/25/22		                           1,420,000		               1,428,885
GNMA ARM # 008633, 7.125% due 5/20/25		  4,957,000		               3,285,002
Total			                                                        	$30,487,840

8. Fund Mergers and Acquisitions

Effective as of the close of business on October 31, 1996, International Equity received the net assets of the AMT Capital Portfolio pursuant to an Agreement and Plan of Reorganization dated October 14, 1996. The shareholders of the AMT Capital Portfolio approved the tax-free reorganization on October 30, 1996.
All assets and liabilities of the AMT Capital Portfolio were transferred to International Equity. Prior to the reorganization, International Equity had no operations.

Effective as of the close of business on November 30, 1996, Global Equity acquired the net assets of GELP pursuant to approval of the tax-free reorganization by the Limited Partners of GELP. The acquisition was accomplished by a tax-free exchange of 38,670 units of GELP for 3,866,979 shares of Global Equity, in a 1:100 exchange on November 30, 1996. The aggregate net assets of GELP and Global Equity immediately before the acquisition were $67,981,491 and $0, respectively, of which $16,488,450 represented unrealized appreciation of GELP's net assets. Immediately after the acquisition, the combined net assets amounted to $67,981,491.